Unvested Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Beginning balance	2,881,417
Granted		2,600,000
Vested	(1,140,548)
Forfeited	(41,933)
Ending balance	1,698,936	2,881,417
Weighted average Grant-date Fair Value
Beginning balance	$ 2.88
Granted		$ 2.66	$ 3.61
Vested	$ 2.99
Forfeited	$ 2.03
Ending balance	$ 2.83	$ 2.88